Pension And Retirement Plans - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended				12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended					3 Months Ended		9 Months Ended										12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended
	Sep. 30, 2012 Employee	Sep. 29, 2013 Item	Dec. 30, 2012 Item	Dec. 25, 2011	Dec. 26, 2010	Sep. 29, 2013 Pinnacle Foods Pension Plan [Member]	Sep. 23, 2012 Pinnacle Foods Pension Plan [Member]	Sep. 29, 2013 Pinnacle Foods Pension Plan [Member]	Sep. 23, 2012 Pinnacle Foods Pension Plan [Member]	Dec. 30, 2012 Pinnacle Foods Pension Plan [Member]	Dec. 25, 2011 Pinnacle Foods Pension Plan [Member]	Dec. 26, 2010 Pinnacle Foods Pension Plan [Member]	Dec. 27, 2009 Pinnacle Foods Pension Plan [Member]	Dec. 30, 2012 Pinnacle Foods Pension Plan [Member] Equity Securities [Member]	Dec. 30, 2012 Pinnacle Foods Pension Plan [Member] Debt Securities [Member]	Dec. 25, 2011 Pinnacle Foods Pension Plan [Member] Equity Common Collective Trusts [Member]	Sep. 29, 2013 Birds Eye Foods Pension Plan [Member]	Sep. 23, 2012 Birds Eye Foods Pension Plan [Member]	Sep. 29, 2013 Birds Eye Foods Pension Plan [Member]	Sep. 23, 2012 Birds Eye Foods Pension Plan [Member]	Dec. 30, 2012 Birds Eye Foods Pension Plan [Member]	Dec. 25, 2011 Birds Eye Foods Pension Plan [Member]	Dec. 26, 2010 Birds Eye Foods Pension Plan [Member]	Dec. 27, 2009 Birds Eye Foods Pension Plan [Member]	Dec. 25, 2011 Birds Eye Foods Pension Plan [Member] Equity Common Collective Trusts [Member]	Sep. 29, 2013 Defined Benefit Plans And Other Postretirement Benefit Plans Multi Employer Plans [Member]	Sep. 23, 2012 Defined Benefit Plans And Other Postretirement Benefit Plans Multi Employer Plans [Member]	Sep. 29, 2013 Defined Benefit Plans And Other Postretirement Benefit Plans Multi Employer Plans [Member]	Sep. 23, 2012 Defined Benefit Plans And Other Postretirement Benefit Plans Multi Employer Plans [Member]	Dec. 30, 2012 Fair Value, Inputs, Level 2 [Member] Pinnacle Foods Pension Plan [Member]	Dec. 25, 2011 Fair Value, Inputs, Level 2 [Member] Pinnacle Foods Pension Plan [Member]	Dec. 30, 2012 Fair Value, Inputs, Level 2 [Member] Pinnacle Foods Pension Plan [Member] Equity Common Collective Trusts [Member]	Dec. 25, 2011 Fair Value, Inputs, Level 2 [Member] Pinnacle Foods Pension Plan [Member] Equity Common Collective Trusts [Member]	Dec. 30, 2012 Fair Value, Inputs, Level 2 [Member] Birds Eye Foods Pension Plan [Member]	Dec. 25, 2011 Fair Value, Inputs, Level 2 [Member] Birds Eye Foods Pension Plan [Member]	Dec. 30, 2012 Fair Value, Inputs, Level 2 [Member] Birds Eye Foods Pension Plan [Member] Equity Common Collective Trusts [Member]	Dec. 25, 2011 Fair Value, Inputs, Level 2 [Member] Birds Eye Foods Pension Plan [Member] Equity Common Collective Trusts [Member]	Dec. 30, 2012 Union Employee [Member]	Dec. 30, 2012 Salaried Employee [Member]	Jun. 27, 2010 Accumulated Other Comprehensive Income (Loss) [Member] Pinnacle Foods Pension Plan [Member]	Dec. 30, 2012 Accumulated Other Comprehensive Income (Loss) [Member] Pinnacle Foods Pension Plan [Member]	Jun. 27, 2010 Cost of products sold Pinnacle Foods Pension Plan [Member]
Pension and Other Postretirement Benefits Disclosure [Line Items]
Number of defined benefit plans		2	2
Number of qualified 401(k) plans		2	2
Number of non-qualified 401(k) plans			2
Maximum annual contribution per employee percent			3.00%																																			5.00%	6.00%
Curtailment (gain) loss										$ 3,310,000		$ 2,646,000									$ 806,000	$ 4,975,000	$ 588,000																	$ (2,646,000)	$ (3,310,000)	$ 992,000
Target plan assets allocations														60.00%	40.00%
Fair value of plan assets, net of receivable										64,230,000	57,418,000					57,418,000					129,936,000	118,838,000			118,838,000					64,230,000	54,591,000	64,230,000	54,591,000	129,936,000	38,107,000	129,936,000	38,107,000
Fair value of receivable from broker																384,000									172,000
Fair value of plan assets										64,230,000	57,802,000	55,226,000	45,948,000			57,802,000					129,935,000	118,666,000	108,446,000	101,710,000	118,666,000
Company contributions						1,200,000	1,700,000	2,000,000	3,600,000	4,141,000	6,829,000	8,881,000					2,200,000	3,100,000	3,800,000	6,900,000	8,373,000	9,471,000	4,741,000
Expected employer contributions in next fiscal year										3,000,000
Expected employer contributions in next fiscal year																					5,000,000
Employer matching contribution percent			50.00%
Employment period																																						1 year
Employer contributions			4,228,000	4,249,000	4,269,000
Number of employees	450
Employer contributions			744,000	642,000																						126,000	187,000	561,000	558,000
Contributions by employer represent less than percent		5.00%		5.00%
Funded status				At least 80 percent
Certified zone status				Green
Expected future contributions								$ 2,700,000											$ 5,200,000